Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

9. Inventories

Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	December 31,
	2020	2019

	(in US$’000)
Raw materials	4,502	2,274
Finished goods	15,264	13,934
	19,766	16,208